COMMITMENTS AND CONTINGENT LIABILITIES - LITIGIATION	6 Months Ended
Jun. 30, 2024
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENT LIABILITIES - LITIGIATION
NOTE 5:  COMMITMENTS AND CONTINGENT LIABILITIES – LITIGIATION

We are party to legal proceedings in the normal course of our business. There are no material pending legal proceedings to which we are a party or of which our property is subject. Although the outcome of claims and lawsuits against us cannot be accurately predicted, we do not believe that any of the claims and lawsuits, will have a material adverse effect on our business, financial condition, results of operations or cash flows for any quarterly or annual period.